BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of basis of consolidation [abstract]
Disclosure of basis of consolidation [text block]
BASIS OF

PRESENTATION

OF THE

CONSOLIDATED

FINANCIAL

STATEMENTS

a) Statement

of compliance with

IFRS and

basis of preparation

The

consolidated

financial

statements

of

December

31,

2021

were

prepared

in

accordance

with

International

Financial
Reporting

Standards

(“IFRS”) issued

by the International

Accounting

Standard

Board (“IASB”)

prevailing

at December

31, 2021. The
consolidated

financial statements

have been

prepared

on

a historical

costs

basis,

except for

Argentina

that

is adjusted

for inflation

as
required by IAS 29 Financial Reporting

in Hyperinflationary

Economies

and derivative financial instruments

which have been measured
at fair value.
The consolidated

financial statements have

been authorized for issue

and publication by the Company's

Management

and Audit
Committee

on April 29,

2022.
The preparation

of financial statements

under IFRS as issued

by the IASB requires

the use of certain

key accounting

estimates.
IFRS also requires

Management

to exercise

judgment

throughout

the process

of applying the Atento

Group’s

accounting

policies. Note
3 discloses

the areas requiring

a more significant

degree of

judgment

or complexity

and the areas

where assumptions

and estimates

are
more relevant

to the

consolidated

financial

statements.

Also,

Note 3

contains

a detailed

description

of the

most

significant

accounting
policies used

to prepare

these consolidated

financial statements.
The

amounts

in

these

consolidated

financial

statements,

comprising

the

consolidated

statements

of

financial

position,

the
consolidated

statements

of

operations,

the

consolidated

statements

of

comprehensive

income/(loss),

the

consolidated

statements

of
changes

in equity,

the

consolidated

statements

of cash

flows, and

the notes

thereto

are expressed

in

thousands

of U.S. dollars

and

all
values are

rounded to

the nearest

thousand,

unless otherwise

indicated.
b) Consolidated

statements

of cash flows
The consolidated

statements

of cash flows have been prepared using

the indirect method pursuant

to IAS 7, “Statement of Cash
Flows”. Foreign currency

transactions

are translated at the average exchange rate for the period, in those cases where the currency differs
from the

presentation

currency of

Atento

Group (U.S.

dollar), as indicated

in Note

3c. The

effect

of exchange

rate fluctuations

on cash
and cash

equivalents,

maintained

or owed,

in foreign

currency,

is presented

in the

statements

of cash

flows to

reconcile cash

and cash
equivalents

at the beginning

of the year

and at year-end.